Line of Credit - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Line of Credit
Line of Credit Facility [Line Items]
Revolving working capital line of credit	$ 4,000,000		$ 3,579,305
LIBOR period for interest rate received			3 months
Interest over LIBOR rate			3.25%
Interest rate at period end			3.56%
Expiration date			Jul. 31, 2015
Outstanding line of credit amount	$ 459,448	$ 1,528,900	$ 459,448